PRESTIGE CAPITAL CORPORATION [A Development Stage Company] Condensed Statements of Operations For the Three and Six Months Ended June 30, 2011 and 2010 and for the Period from Reactivation [June 21, 2006] through June 30, 2011 (Unaudited) (USD $)
	3 Months Ended		6 Months Ended		61 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Operating Expenses
General and administrative expenses	$ 14,039	$ 6,769	$ 28,794	$ 15,079	$ 123,287
Operating expenses	14,039	6,769	28,794	15,079	123,287
Loss from Operations	(14,039)	(6,769)	(28,794)	(15,079)	(123,287)
Non-Operating Income (Expense)
Related party interest expense	(1,834)	(1,484)	(3,584)	(2,771)	(19,592)
Related party interest income					506
Total Non-operating Income (Expense)	(1,834)	(1,484)	(3,584)	(2,771)	(19,086)
Net loss before income taxes	(15,873)	(8,253)	(32,378)	(17,850)	(142,373)
Net Loss	$ (15,873)	$ (8,253)	$ (32,378)	$ (17,850)	$ (142,373)
Basic and Diluted Loss per share	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Basic and Diluted Weighted Average Number of Common Shares Outstanding	2,332,200	2,302,200	2,332,200	2,302,200